LEASES	6 Months Ended
Jun. 30, 2025
Leases [Abstract]
LEASES
NOTE 9:-	LEASES

The Company has entered into various non-cancelable operating leases for its offices expiring between fiscal 2025 and 2035. Certain lease agreements contain an option for the Company to extend the lease term or an option to terminate a lease early. The Company considers these options, which may be elected at the Company’s sole discretion, in determining the lease term on a lease-by-lease basis. Additionally, the Company entered into certain cancelable monthly lease agreements for short-term periods of up to one year. The following is a schedule, by years, of maturities of lease liabilities as of June 30, 2025 (unaudited):

Amount (*)

The remainder of 2025	$16,047
2026	25,101
2027	21,049
2028	21,119
2029	19,665
Thereafter	37,948
Total undiscounted cash flows	$140,929
Less: Imputed interest	$(14,717)
Present value of lease liabilities	$126,212

(*) The table above excludes the additional floors associated with the new lease in Israel discussed in Note 10.

Supplemental balance sheet information related to leases is as follows:

	June 30, 2025	December 31, 2024
	(Unaudited)
Weighted-average remaining lease term	5.9 years	5.2 years
Weighted-average discount rate	3.9%	4.2%